Stockholders' Equity (Details 5) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
outstanding options
Number of options, Granted	825,000
Stock options [Member]
outstanding options
Number of options unvested, Beginning balance	722,361	735,681	420,083
Number of options, Granted		600,000	2,100,000
Number of options, Vested	(87,083)	(421,106)	(1,731,616)
Number of options, Forfeited		(72,214)	(52,786)
Number of options, Cancelled	(50,000)	(120,000)
Number of options unvested, Ending balance	585,278	722,361	735,681
Weighted Average Exercise Price
Weighted average exercise price unvested, Beginning balance	$ 0.95	$ 0.98	$ 1.06
Weighted average exercise price unvested, Granted		0.88	1.06
Weighted average exercise price unvested, Vested	0.84	0.94	1.06
Weighted average exercise price unvested, Forfeited		0.53	0.87
Weighted average exercise price unvested, Cancelled	1.05	1.05
Weighted average exercise price unvested, Ending balance	0.96	0.95	0.98
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, unvested, Beginning balance	0.41	0.54	0.61
Weighted average grant date fair value, unvested, Granted		0.32	0.58
Weighted average grant date fair value, unvested, Vested	0.44	0.48	0.58
Weighted average grant date fair value, unvested, Forfeited		0.36	0.49
Weighted average grant date fair value, unvested, Cancelled	0.57	0.57
Weighted average grant date fair value, unvested, Ending balance	$ 0.39	$ 0.41	$ 0.54